Condensed Financial Information of the Company - CONDENSED STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income for the year	$ 307,912	$ 226,467	$ 165,635
Items that may be reclassified to profit or loss:
Share of other comprehensive income / (loss) from subsidiaries and associates from continuing operations	19	(70)	43
Total other comprehensive (loss) / income	463,516	(281,750)	92,007
Parent | Reportable legal entities
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income for the year	279,268	239,518	174,847
Items that may be reclassified to profit or loss:
Share of other comprehensive income / (loss) from subsidiaries and associates from continuing operations	363,884	(231,688)	70,849
Total other comprehensive (loss) / income	$ 643,152	$ 7,830	$ 245,696